Share-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2019 $ / shares		Dec. 31, 2018 $ / shares		Dec. 31, 2017 ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Dividend yield (%)
Expected volatility of the share prices (%)	57.00%		53.00%		53.00%
Risk-free interest rate (%)	2.30%		2.90%		1.50%
Expected life of share options (years)	7 years 6 months		7 years 6 months		7 years 9 months 18 days
Share price (NIS) | (per share)	$ 24.07	[1],[2]	$ 23.6	[1]	₪ 0.45

[1]	ADS - NIS 23.6 ($6.3)
[2]	ADS - NIS 24.07 ($ 6.66)